Share Based Payments - Schedule of Stock Options and Weighted Average Exercise Prices (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 CAD ($) shares	Dec. 31, 2018 CAD ($)	Dec. 31, 2018
Disclosure Of Share-based Payment Arrangements [Abstract]
Outstanding, beginning of the year (shares) | shares	647,156	912,995	901,114
Granted during the year (shares) | shares	750,467	42,625	165,460
Forfeited during the year (shares) | shares	(105,338)	(211,847)	(77,629)
Expired during the year (shares) | shares	(1,122)	(12,302)	(75,950)
Exercised during the year (shares) | shares	(41,802)	(84,315)	0
Outstanding, end of the year (shares) | shares	1,249,361	647,156	912,995
Options exercisable, end of the year (shares)	777,245	573,984	689,883		777,245
Outstanding, beginning of the year (cad per share)	$ 13.20	$ 17.42	$ 20.58
Granted during the year (cad per share)	4.97	4.60	2.67
Forfeited during the year (cad per share)	11.67	32.80	6.18
Expired during the year (cad per share)	13.78	21.13	34.27
Exercised during the year (cad per share)	2.96	4.07	0.00
Outstanding, end of the year (cad per share)	$ 8.73	13.20	17.42
Options exercisable, end of the year (cad per share)		$ 14.36	$ 22.03	$ 11.04